TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	₽ (2,160)	₽ (2,928)	₽ (2,166)
Allowance for doubtful accounts	(2,880)	(2,863)	(3,269)
Accounts receivable written off	2,696	3,459	2,507
Disposal of subsidiary		172
Balance, end of the year	₽ (2,344)	₽ (2,160)	₽ (2,928)